Stockholders’ Equity	5 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2021
Stockholders’ Equity [Line Items]
Stockholders’ Equity

NOTE 9. STOCKHOLDERS’ DEFICIT

Class A Common Stock — The Company is authorized to issue 50,000,000 shares of Class A common stock with a par shares value of $0.0001 per share. At December 31, 2020, there were 1,715,792 shares of Class A common stock issued and outstanding, excluding 9,784,208 shares of Class A common stock subject to possible redemption.

Class B Common Stock — The Company is authorized to issue 12,500,000 shares of Class B common stock with a par value of $0.0001 per share. Holders of the Company’s Class B common stock are entitled to one vote for each share. At December 31, 2020, there were 2,875,000 shares of Class B common stock issued and outstanding.

The shares of Class B common stock will automatically convert into shares of Class A common stock at the time of the initial business combination, or earlier at the option of the holder, on a one-for-one basis (subject to adjustment for stock splits, stock dividends, reorganizations, recapitalizations and the like, and subject to further adjustment as described herein). In the case that additional shares of Class A common stock, or equity-linked securities, are issued or deemed issued in excess of the amounts issued in the Initial Public Offering and related to the closing of the initial business combination (including pursuant to a specified future issuance), the ratio at which shares of Class B common stock shall convert into shares of Class A common stock will be adjusted (unless the holders of a majority of the then-outstanding shares of Class B common stock agree to waive such adjustment with respect to any such issuance or deemed issuance, including pursuant to a specified future issuance) so that the number of shares of Class A common stock issuable upon conversion of all shares of Class B common stock will equal, in the aggregate, on an as-converted basis, 20% of the sum of the total number of all shares of common stock outstanding upon the completion of the Initial Public Offering plus all shares of Class A common stock and equity-linked securities issued or deemed issued in connection with the Company’s initial business combination (excluding any shares or equity-linked securities issued or issuable to any seller in the initial business combination).

Preferred stock — The Company is authorized to issue 1,000,000 shares of preferred stock with a par value of $0.0001 per share. At December 31, 2020, there were no shares of preferred stock issued or outstanding.

Note 8 — Stockholders’ Equity

Class A Common Stock — Prior to the consummation of the Business Combination, the Company was authorized to issue 50,000,000 shares of Class A common stock with a par shares value of $0.0001 per share. At September 30, 2021 and December 31, 2020, there were 14,375,000 (see Class B Common Stock below) and 11,500,000 shares of Class A common stock issued and outstanding. Of the outstanding shares of Class A common stock, 11,500,000 were subject to possible redemption at both September 30, 2021 and December 31, 2020, and accordingly such shares are classified in temporary equity in the condensed consolidated balance sheets at those dates.

Class B Common Stock — Prior to consummation of the Business Combination, the Company was authorized to issue 12,500,000 shares of Class B common stock with a par value of $0.0001 per share. Holders of the Company’s Class B common stock were entitled to one vote for each share. At December 31, 2020, 2,875,000 shares of Class B common stock were issued and outstanding. Effective August 24, 2021, pursuant to an election made by the Sponsor, the 2,875,000 outstanding Class B common shares were converted on a one-for-one basis into Class A common shares. Because these Class A shares were held by the Sponsor, they did not have the pre-Business Combination redemption rights of the Public Shares.

Preferred stock — The Company is authorized to issue 1,000,000 shares of preferred stock with a par value of $0.0001 per share. As of September 30, 2021 and December 31, 2020, there were no shares of preferred stock issued or outstanding.

DocGo Inc. and Subsidiaries [Member]
Stockholders’ Equity [Line Items]
Stockholders’ Equity

12. Equity

Preferred Stock

In November 2021, the Company’s Series A prefeed stock was cancelled and converted into the right to receive a portion of merger consideration issuable as common stock of DocGo, par value $0.0001 (“Common Stock”), pursuant to the terms and conditions set forth in the Merger Agreement. The Company’s consolidated statements of changes in stockholders’ equity reflect the 2020 shares as if the merger occurred in 2020.

Prior to the reverse merger, on May 23, 2019, the Series A preferred stock was formed, and 40,000 shares were authorized. Each share of Series A preferred stock was convertible into Class A common stock at a conversion price of $3,000 per share, subject to adjustment as defined in the articles of incorporation.

Series A preferred stockholders had voting rights equivalent to the number of common stock shares issuable upon conversion. The Series A preferred stockholders were entitled to a non-cumulative dividend equal to 8% of the original issue price as defined in the agreement when declared by the board of directors.

The holders of the Series A preferred stock had preferential liquidation rights and rank senior to the holders of common stock. If a liquidation were to occur, the holders of the Series A preferred stock would have been paid an amount equal to $3,000 per share, subject to adjustment as defined in the articles of incorporation, plus all accrued and unpaid dividends thereon. After the payment of the Series A preferred stockholders, the common stockholders would have been paid out on a pro-rate basis.

Common Stock

On November 1, 2017, Ambulnz, Inc. converted its legal structure from a limited liability company to a corporation and converted its membership units into shares of common stock at a rate of 1,000 shares per membership unit. The total authorized number of shares of common stock converted was 100,000 shares, comprised of 35,597 shares of Class A common stock and 64,402 shares of Class B common stock.

Prior to the reverse merger, on May 23, 2019, the Ambulnz, Inc amended and restated its articles of incorporation and the total authorized common shares increased to 154,503 shares, comprised of 78,000 shares of Class A common stock and 76,503 shares of Class B common stock. The Class A common stockholders had voting rights equivalent to one vote per share of common stock and the Class B common stockholders have no voting rights. Dividends may be paid to the common stockholders out of funds legally available, when declared by the board of directors.

Preacquisition Warrants

On February 15, 2018, the Ambulnz, Inc issued a warrant to purchase 1,367 shares of Class B Common Stock at a purchase price of $0.01 per share to an investor in conjunction with a capital investment. The warrant has no expiration date. The fair value on the date of issuance was $5,400 per share for a total fair value of $7,381,800. On May 23, 2019, this warrant was exchanged for a warrant to purchase 2,461 shares of Series A Preferred Stock at a purchase price of $0.01 per share. The exchanged warrant has no expiration date, with a fair value on the date of issuance of $3,000 per share for a total fair value of $7,383,000. These warrants were cashless exercised in November 2021 for 1,587,700 shares of common DocGo Inc. stock.

On June 5, 2019, the Company issued a warrant to purchase 667 shares of Series A Preferred Stock at a purchase price of $3,000 per share to an investor in conjunction with a capital investment. The warrant expires on June 6, 2029. The fair value on the date of issuance was $2,078 per warrant for a total fair value of $1,386,026. These warrants were cashless exercised in November 2021 for 229,807 shares of common DocGo Inc. stock.